Non-current assets of disposal groups classified as held for sale (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 2,305,711	$ 2,377,887
Land [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,786,879	1,816,348
Contructions [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	473,975	504,207
Machinery [member]
Disclosure Noncurrent Asset Held For Sale And Discontinued Operations [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 44,857	$ 57,332